Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBTX
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBAX
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBCX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGTX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGAX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGCX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRTX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRAX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRCX
HANCOCK HORIZON BURKENROAD FUND (First Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBUX
HANCOCK HORIZON BURKENROAD FUND (Second Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND | CLASS D SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYBUX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHAXX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL SWEEP CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHIXX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Third Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTRXX

HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND
STRATEGIC INCOME BOND FUND
INVESTMENT OBJECTIVE
The Strategic Income Bond Fund (the "Fund" or the "Strategic Income Fund")
seeks total return through current income and capital appreciation, consistent with the preservation of capital.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON STRATEGIC INCOME BOND FUND (USD $)	TRUST CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
Exchange Fee	none	none		none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON STRATEGIC INCOME BOND FUND		TRUST CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		none	none	0.75%
Shareholder Servicing Fees		none	0.25%	0.25%
Other Operating Expenses		0.26%	0.26%	0.26%
Total Other Expenses		0.26%	0.51%	0.51%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	[1]	0.92%	1.17%	1.92%
Less Fee Reductions and/or Expense Reimbursements		(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	0.81%	1.06%	1.81%
[1]	The Total Annual Fund Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[2]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75%, 1.00% and 1.75% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares, 1.00% for Class A Shares and 1.75% for Class C Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON STRATEGIC INCOME BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TRUST CLASS SHARES	83	282	499	1,121
CLASS A SHARES	504	746	1,008	1,754
CLASS C SHARES	184	592	1,027	2,234

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its net assets in:
(i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities; and (iii) investment grade U.S.
corporate debt. This investment policy can be changed by the Fund upon 60 days'
prior notice to shareholders. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds
("ETFs") to gain exposure to fixed-income markets. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds).
In selecting investments for the Fund, Horizon Advisers (the "Adviser")
analyzes current market conditions and anticipated changes in bond prices to attempt to invest more of the Fund's assets in the type of security the Adviser expects to offer the best balance between income, the potential for appreciation and stability of principal. The Adviser actively manages the maturity of the Fund and, under normal circumstances, the Fund's dollar-weighted average maturity will be between five and fifteen years. The
Adviser may vary this average maturity in anticipation of a change in the interest rate environment.  There is no restriction on the maturity of a single security. Securities will be considered for sale: in the event of or in anticipation of a credit downgrade; in order to change the average weighted maturity of the Fund; to reallocate the Fund's investments among the above types of fixed income securities; or to realize an aberration in a security's market valuation.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The
Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted)
companies.  Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs,
closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently from other mutual funds which focus on different fixed income market segments or other asset classes.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1,
5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

BEST QUARTER      WORST QUARTER
4.85%             (1.73)%
(12/31/08)        (06/30/04)

The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/11 to 3/31/11 was 0.77% .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON STRATEGIC INCOME BOND FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TRUST CLASS SHARES	Fund Returns Before Taxes Trust Class Shares	5.14%	5.49%	4.88%	5.29%	May 31, 2000
CLASS A SHARES	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 4.00%)	0.68%	4.37%	4.19%	4.62%	May 31, 2000
CLASS C SHARES	Fund Returns Before Taxes Class C Shares	4.04%	4.48%	3.88%	4.30%	May 31, 2000
After Taxes on Distributions TRUST CLASS SHARES	Fund Returns After Taxes on Distributions Trust Class Shares	3.76%	3.96%	3.24%	3.61%	May 31, 2000
After Taxes on Distributions and Sales TRUST CLASS SHARES	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares	3.37%	3.81%	3.20%	3.53%	May 31, 2000
Barclays Capital Intermediate U.S. Aggregate Index	Barclays Capital Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.15%	5.81%	5.66%	6.20%	May 31, 2000
Lipper (R) Corporate A-Rated Debt Fund Objective	Lipper(R) Corporate A-Rated Debt Fund Objective	7.51%	4.78%	5.24%	5.60%	May 31, 2000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC INCOME BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Strategic Income Bond Fund (the "Fund" or the "Strategic Income Fund")
seeks total return through current income and capital appreciation, consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in:
(i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities; and (iii) investment grade U.S.
corporate debt. This investment policy can be changed by the Fund upon 60 days'
prior notice to shareholders. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds
("ETFs") to gain exposure to fixed-income markets. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds).
In selecting investments for the Fund, Horizon Advisers (the "Adviser")
analyzes current market conditions and anticipated changes in bond prices to attempt to invest more of the Fund's assets in the type of security the Adviser expects to offer the best balance between income, the potential for appreciation and stability of principal. The Adviser actively manages the maturity of the Fund and, under normal circumstances, the Fund's dollar-weighted average maturity will be between five and fifteen years. The
Adviser may vary this average maturity in anticipation of a change in the interest rate environment.  There is no restriction on the maturity of a single security. Securities will be considered for sale: in the event of or in anticipation of a credit downgrade; in order to change the average weighted maturity of the Fund; to reallocate the Fund's investments among the above types of fixed income securities; or to realize an aberration in a security's market valuation.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The
Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted)
companies.  Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs,
closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently from other mutual funds which focus on different fixed income market segments or other asset classes.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1,
5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER      WORST QUARTER
4.85%             (1.73)%
(12/31/08)        (06/30/04)

The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/11 to 3/31/11 was 0.77% .

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance information from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.73%)
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON STRATEGIC INCOME BOND FUND | Barclays Capital Intermediate U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON STRATEGIC INCOME BOND FUND | Lipper (R) Corporate A-Rated Debt Fund Objective
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper(R) Corporate A-Rated Debt Fund Objective
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON STRATEGIC INCOME BOND FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,121
Annual Return 2001	rr_AnnualReturn2001	7.43%
Annual Return 2002	rr_AnnualReturn2002	8.10%
Annual Return 2003	rr_AnnualReturn2003	2.80%
Annual Return 2004	rr_AnnualReturn2004	2.05%
Annual Return 2005	rr_AnnualReturn2005	1.16%
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	6.42%
Annual Return 2008	rr_AnnualReturn2008	4.52%
Annual Return 2009	rr_AnnualReturn2009	7.24%
Annual Return 2010	rr_AnnualReturn2010	5.14%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON STRATEGIC INCOME BOND FUND | TRUST CLASS SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON STRATEGIC INCOME BOND FUND | TRUST CLASS SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON STRATEGIC INCOME BOND FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	504
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	746
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,008
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,754
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 4.00%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON STRATEGIC INCOME BOND FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.81%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,027
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,234
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000

[1]	The Total Annual Fund Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[2]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75%, 1.00% and 1.75% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares, 1.00% for Class A Shares and 1.75% for Class C Shares, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.
[3]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND
VALUE FUND
INVESTMENT OBJECTIVE
The Value Fund (the "Fund") seeks long-term capital appreciation with a secondary goal of current income.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON VALUE FUND (USD $)	TRUST CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
Exchange Fee	none	none		none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON VALUE FUND		TRUST CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	none	0.75%
Shareholder Servicing Fees		none	0.25%	0.25%
Other Operating Expenses		0.25%	0.25%	0.25%
Total Other Expenses		0.25%	0.50%	0.50%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.06%	1.31%	2.06%
[1]	The Total Annual Fund Operating Expenses in this fee table include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TRUST CLASS SHARES	108	337	585	1,294
CLASS A SHARES	651	918	1,205	2,021
CLASS C SHARES	209	646	1,108	2,390

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in U.S. common stocks. The Fund invests in "undervalued" companies with medium to large capitalizations (in excess of  $2 billion) that the Adviser believes are of sound financial quality and are actively traded in the market.
While capital appreciation is the primary purpose for investing in a company, the Fund will emphasize companies that pay current dividends.  The Adviser employs a quantitative method of analysis in its investment decision making.
These measurable quantitative factors include relative price to earnings ratio, cash flow, increasing growth measured by a company's profitability, earnings surprise, estimate revision, and book value of a company relative to its stock price. The Adviser also considers the sector weighting of peer funds in the
Lipper(R) Multi-Cap Value Funds Classification.  The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks"
can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1,
5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

BEST QUARTER       WORST QUARTER
14.24%             (19.39)%
(06/30/03)         (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/11 to 3/31/11 was 8.41% .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TRUST CLASS SHARES	Fund Returns Before Taxes Trust Class Shares	15.84%	1.99%	5.78%	6.56%	May 31, 2000
CLASS A SHARES	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)	9.44%	0.64%	4.95%	5.76%	May 31, 2000
CLASS C SHARES	Fund Returns Before Taxes Class C Shares	14.65%	1.00%	4.76%	5.54%	May 31, 2000
After Taxes on Distributions TRUST CLASS SHARES	Fund Returns After Taxes on Distributions Trust Class Shares	15.61%	1.36%	5.20%	6.01%	May 31, 2000
After Taxes on Distributions and Sales TRUST CLASS SHARES	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares	10.57%	1.74%	5.02%	5.74%	May 31, 2000
Russell 1000 (R) Value Index	Russell 1000(R) Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	3.70%	May 31, 2000
Lipper (R) Multi-Cap Value Funds Classification	Lipper(R) Multi-Cap Value Funds Classification	16.15%	1.38%	3.89%	3.89%	May 31, 2000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Value Fund (the "Fund") seeks long-term capital appreciation with a secondary goal of current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in U.S. common stocks. The Fund invests in "undervalued" companies with medium to large capitalizations (in excess of  $2 billion) that the Adviser believes are of sound financial quality and are actively traded in the market.
While capital appreciation is the primary purpose for investing in a company, the Fund will emphasize companies that pay current dividends.  The Adviser employs a quantitative method of analysis in its investment decision making.
These measurable quantitative factors include relative price to earnings ratio, cash flow, increasing growth measured by a company's profitability, earnings surprise, estimate revision, and book value of a company relative to its stock price. The Adviser also considers the sector weighting of peer funds in the
Lipper(R) Multi-Cap Value Funds Classification.  The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks"
can continue to be undervalued by the market for long periods of time.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1,
5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER       WORST QUARTER
14.24%             (19.39)%
(06/30/03)         (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/11 to 3/31/11 was 8.41% .

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance information from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.39%)
HANCOCK HORIZON VALUE FUND | Russell 1000 (R) Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000(R) Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON VALUE FUND | Lipper (R) Multi-Cap Value Funds Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper(R) Multi-Cap Value Funds Classification
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON VALUE FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2001	rr_AnnualReturn2001	(2.94%)
Annual Return 2002	rr_AnnualReturn2002	(6.90%)
Annual Return 2003	rr_AnnualReturn2003	27.98%
Annual Return 2004	rr_AnnualReturn2004	23.34%
Annual Return 2005	rr_AnnualReturn2005	11.42%
Annual Return 2006	rr_AnnualReturn2006	18.35%
Annual Return 2007	rr_AnnualReturn2007	9.29%
Annual Return 2008	rr_AnnualReturn2008	(34.49%)
Annual Return 2009	rr_AnnualReturn2009	12.40%
Annual Return 2010	rr_AnnualReturn2010	15.84%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON VALUE FUND | TRUST CLASS SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON VALUE FUND | TRUST CLASS SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON VALUE FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,021
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
HANCOCK HORIZON VALUE FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,390
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000

[1]	The Total Annual Fund Operating Expenses in this fee table include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[2]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND
GROWTH FUND
INVESTMENT OBJECTIVE
The Growth Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON GROWTH FUND (USD $)	TRUST CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
Exchange Fee	none	none		none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON GROWTH FUND		TRUST CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	none	0.75%
Shareholder Servicing Fees		none	0.25%	0.25%
Other Operating Expenses		0.30%	0.30%	0.30%
Total Other Expenses		0.30%	0.55%	0.55%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.11%	1.36%	2.11%
[1]	The Total Annual Fund Operating Expenses in this fee table include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TRUST CLASS SHARES	113	353	612	1,352
CLASS A SHARES	656	933	1,231	2,074
CLASS C SHARES	214	661	1,134	2,441

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in U.S. common stocks.  The Fund focuses on stocks of companies with medium to large market capitalizations (in excess of  $2 billion) whose sales and earnings are expected to grow at an above average rate. The Adviser employs a quantitative method of analysis in its investment decision making.
These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth measured by a company's return on equity, and relative price-to-earnings ratio and cash flow. The Adviser attempts to keep a sector weighting similar to that of the Fund's primary benchmark, the Russell
1000(R) Growth Index. The Adviser also considers the sector weighting of peer funds in the Lipper(R) Multi-Cap Growth Funds Classification.  The Adviser
continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

BEST QUARTER     WORST QUARTER
16.39%           (24.86)%
(06/30/03)       (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/11 to 3/31/11 was 7.08%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TRUST CLASS SHARES	Fund Returns Before Taxes Trust Class Shares	18.38%	(0.67%)	2.23%	Jan 31, 2001
CLASS A SHARES	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)	11.85%	(1.98%)	1.43%	Jan 31, 2001
CLASS C SHARES	Fund Returns Before Taxes Class C Shares	17.22%	(1.64%)	1.23%	Jan 31, 2001
After Taxes on Distributions TRUST CLASS SHARES	Fund Returns After Taxes on Distributions Trust Class Shares	18.38%	(1.08%)	2.00%	Jan 31, 2001
After Taxes on Distributions and Sales TRUST CLASS SHARES	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares	11.95%	(0.53%)	1.94%	Jan 31, 2001
Russell 1000 (R) Growth Index	Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	(0.65%)	Jan 31, 2001
Lipper (R) Multi-Cap Growth Funds Classification	Lipper(R) Multi-Cap Growth Funds Classification	18.62%	3.46%	(0.65%)	Jan 31, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Growth Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in U.S. common stocks.  The Fund focuses on stocks of companies with medium to large market capitalizations (in excess of  $2 billion) whose sales and earnings are expected to grow at an above average rate. The Adviser employs a quantitative method of analysis in its investment decision making.
These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth measured by a company's return on equity, and relative price-to-earnings ratio and cash flow. The Adviser attempts to keep a sector weighting similar to that of the Fund's primary benchmark, the Russell
1000(R) Growth Index. The Adviser also considers the sector weighting of peer funds in the Lipper(R) Multi-Cap Growth Funds Classification.  The Adviser
continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER     WORST QUARTER
16.39%           (24.86)%
(06/30/03)       (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/11 to 3/31/11 was 7.08%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance information from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.86%)
HANCOCK HORIZON GROWTH FUND | Russell 1000 (R) Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2001
HANCOCK HORIZON GROWTH FUND | Lipper (R) Multi-Cap Growth Funds Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper(R) Multi-Cap Growth Funds Classification
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2001
HANCOCK HORIZON GROWTH FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2002	rr_AnnualReturn2002	(18.53%)
Annual Return 2003	rr_AnnualReturn2003	35.56%
Annual Return 2004	rr_AnnualReturn2004	15.75%
Annual Return 2005	rr_AnnualReturn2005	14.16%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	10.60%
Annual Return 2008	rr_AnnualReturn2008	(42.48%)
Annual Return 2009	rr_AnnualReturn2009	23.01%
Annual Return 2010	rr_AnnualReturn2010	18.38%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2001
HANCOCK HORIZON GROWTH FUND | TRUST CLASS SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2001
HANCOCK HORIZON GROWTH FUND | TRUST CLASS SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2001
HANCOCK HORIZON GROWTH FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,231
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2001
HANCOCK HORIZON GROWTH FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	214
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,441
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2001

[1]	The Total Annual Fund Operating Expenses in this fee table include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[2]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
DIVERSIFIED INTERNATIONAL FUND
INVESTMENT OBJECTIVE
The Diversified International Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND	TRUST CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND		TRUST CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	none	0.75%
Shareholder Servicing Fees		none	0.25%	0.25%
Other Operating Expenses		0.44%	0.44%	0.44%
Total Other Expenses		0.44%	0.69%	0.69%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1][2]	1.47%	1.72%	2.47%
Plus Management Fees Recaptured		0.0006	0.0006	0.0006
Total Annual Fund Operating Expenses Plus Mangement Fees Recaptured		1.53%	1.78%	2.53%
[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.50%, 1.75%, and 2.50% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.50% for Trust Class Shares, 1.75% for Class A Shares and 2.50% for Class C Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.
[2]	The Total Annual Fund Operating Expenses in this fee table, before and after fee recapture, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TRUST CLASS SHARES	150	465	803	1,757
CLASS A SHARES	691	1,038	1,409	2,449
CLASS C SHARES	250	770	1,316	2,806

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign companies. The Fund may also purchase American Depositary
Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary
Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. The Fund's investments are ordinarily diversified among currencies, regions and countries, including emerging market countries, as determined by the Fund's sub-adviser,
EARNEST Partners, LLC (the "Sub-Adviser"). In addition, the Fund may invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs").

The Sub-Adviser is a fundamental, bottom-up investment manager that seeks to construct a portfolio that will outperform the Fund's benchmark, the MSCI ACWI ex U.S. Index, while controlling volatility and risk. The Sub-Adviser implements this philosophy through fundamental analysis, risk management that seeks to minimize the likelihood of underperformance, and the use of RETURN
PATTERN RECOGNITION(R), a screening tool developed by the Sub-Adviser. Using this tool, potential Fund investments are first screened based on such qualities as valuation measures, market trends, operating trends, growth measures, profitability measures, and macroeconomics. After screening the relevant universe, the Sub-Adviser utilizes fundamental analysis and a statistical risk management approach to select Fund investments.

The Sub-Adviser may sell a security if the company's prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. In addition, if the investment process identifies a company with more attractive return and risk characteristics, the Sub-Adviser may sell a current security and replace it with the more attractive alternative.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND
IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.  The
principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.
While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

The Fund may invest in companies located or doing business in emerging market countries. An "emerging market" country is any country determined by the
Sub-Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment;
and possible restrictions on repatriation of investment income and capital.
Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.  Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the
Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance.
By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perfom in the future. Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

BEST QUARTER     WORST QUARTER
33.37%           (12.21)%
(06/30/09)       (06/30/10)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 6.90% .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TRUST CLASS SHARES	Fund Returns Before Taxes Trust Class Shares	15.37%	15.14%	Sep 30, 2008
CLASS A SHARES	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)	9.05%	12.15%	Sep 30, 2008
CLASS C SHARES	Fund Returns Before Taxes Class C Shares	14.26%	13.99%	Sep 30, 2008
After Taxes on Distributions TRUST CLASS SHARES	Fund Returns After Taxes on Distributions Trust Class Shares	15.40%	15.11%	Sep 30, 2008
After Taxes on Distributions and Sales TRUST CLASS SHARES	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares	10.28%	13.10%	Sep 30, 2008
MSCI ACWI ex U.S. Index	MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses, or taxes)	11.15%	9.28%	Sep 30, 2008
Lipper International Multi-Cap Core Classification	Lipper(R) International Multi-Cap Core Classification	11.41%	7.88%	Sep 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Diversified International Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table, before and after fee recapture, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies(each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign companies. The Fund may also purchase American Depositary
Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary
Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. The Fund's investments are ordinarily diversified among currencies, regions and countries, including emerging market countries, as determined by the Fund's sub-adviser,
EARNEST Partners, LLC (the "Sub-Adviser"). In addition, the Fund may invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs").

The Sub-Adviser is a fundamental, bottom-up investment manager that seeks to construct a portfolio that will outperform the Fund's benchmark, the MSCI ACWI ex U.S. Index, while controlling volatility and risk. The Sub-Adviser implements this philosophy through fundamental analysis, risk management that seeks to minimize the likelihood of underperformance, and the use of RETURN
PATTERN RECOGNITION(R), a screening tool developed by the Sub-Adviser. Using this tool, potential Fund investments are first screened based on such qualities as valuation measures, market trends, operating trends, growth measures, profitability measures, and macroeconomics. After screening the relevant universe, the Sub-Adviser utilizes fundamental analysis and a statistical risk management approach to select Fund investments.

The Sub-Adviser may sell a security if the company's prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. In addition, if the investment process identifies a company with more attractive return and risk characteristics, the Sub-Adviser may sell a current security and replace it with the more attractive alternative.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND
IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.  The
principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.
While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

The Fund may invest in companies located or doing business in emerging market countries. An "emerging market" country is any country determined by the
Sub-Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment;
and possible restrictions on repatriation of investment income and capital.
Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.  Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the
Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance.
By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perfom in the future. Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perfom in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER     WORST QUARTER
33.37%           (12.21)%
(06/30/09)       (06/30/10)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 6.90% .

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | MSCI ACWI ex U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex U.S. Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | Lipper International Multi-Cap Core Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper(R) International Multi-Cap Core Classification
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1],[2]
Plus Management Fees Recaptured	ck0000890540_RecoupmentOverAssets	0.0006
Total Annual Fund Operating Expenses Plus Mangement Fees Recaptured	rr_NetExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2009	rr_AnnualReturn2009	54.25%
Annual Return 2010	rr_AnnualReturn2010	15.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | TRUST CLASS SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | TRUST CLASS SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[1],[2]
Plus Management Fees Recaptured	ck0000890540_RecoupmentOverAssets	0.0006
Total Annual Fund Operating Expenses Plus Mangement Fees Recaptured	rr_NetExpensesOverAssets	1.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,038
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,409
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,449
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%	[1],[2]
Plus Management Fees Recaptured	ck0000890540_RecoupmentOverAssets	0.0006
Total Annual Fund Operating Expenses Plus Mangement Fees Recaptured	rr_NetExpensesOverAssets	2.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	250
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,806
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008

[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.50%, 1.75%, and 2.50% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.50% for Trust Class Shares, 1.75% for Class A Shares and 2.50% for Class C Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.
[2]	The Total Annual Fund Operating Expenses in this fee table, before and after fee recapture, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[3]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
QUANTITATIVE LONG/SHORT FUND
INVESTMENT OBJECTIVE
The Quantitative Long/Short Fund (the "Fund" or "Long/Short Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND	TRUST CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND		TRUST CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees	[1]	0.99%	0.99%	0.99%
Distribution (12b-1) Fees		none	none	0.75%
Dividend and Interest Expense on Securities Sold Short	[2]	0.26%	0.26%	0.26%
Shareholder Servicing Fees		none	0.25%	0.25%
Remaining Other Expenses		0.48%	0.48%	0.48%
Total Other Expenses		0.74%	0.99%	0.99%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[3][4]	1.74%	1.99%	2.74%
Plus Management Fees Recaptured		0.0002	0.0002	0.0002
Total Annual Fund Operating Expenses Plus Management Fees Recaptured	[3][4]	1.76%	2.01%	2.76%
[1]	The Management Fee paid to Horizon Advisers (the "Adviser") for providing services to the Fund consists of a basic annual fee rate of 1.20% of the Fund's average daily net assets and a performance incentive adjustment, resulting in a minimum fee of 0.80% if the Fund underperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis, and a maximum fee of 1.60% if the Fund outperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12-month basis. The performance adjustment is computed monthly based on the Fund's average daily net assets during the previous 12 months. Because the information in this table is based on the Fund's average daily net assets during the previous fiscal year, the Management Fee may be lower or higher than the range listed. Fund performance is based on the Fund's Trust Class Shares' performance.
[2]	Dividend Expense on Securities Sold Short ("dividend expense") reflects the value of dividends paid to the lenders of securities that the Fund sells short. Dividends paid on a security sold short generally reduce the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Dividend expense is not a fee charged to shareholders by the Adviser or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Dividend expense will vary depending on whether the securities the Fund sells short pay dividends and the amount of those dividends. Interest Expense on Securities Sold Short reflects fees charged on borrowed securities. The fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these charges on a net basis as interest expense.
[3]	The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), Before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2012 (the "Expense Limits"). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as net operating expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because net operating expenses reflect performance incentive adjustments, if any. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and, Before giving effect to any performance incentive adjustment, 1.70% for Trust Class Shares, 1.95% for Class A Shares and 2.70% for Class C Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.
[4]	The Total Annual Fund Operating Expenses in this fee table, before and after fee recapture, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TRUST CLASS SHARES	177	548	944	2,052
CLASS A SHARES	716	1,117	1,541	2,720
CLASS C SHARES	277	850	1,450	3,070

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks long-term capital appreciation by taking long and short positions in equity securities of publicly-traded companies in the United
States included in the S&P Composite 1500 Index. Using a quantitative model developed by the Adviser, the Fund buys stocks "long" that the Adviser believes are undervalued relative to their peers, and sells stocks "short" that the
Adviser believes are overvalued relative to their peers.

The Fund typically maintains a net long exposure of approximately 85-115% and expects that, on average, 0-35% of the Fund's assets will be sold "short."
With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the
Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy.

The Adviser employs a quantitative method of analysis in its investment decision making. The quantitative factors include a company's buybacks, financial strength, analyst earnings estimates, earnings quality and economic value added ("EVA").  The information provided by the quantitative screens is supplemented by fundamental and technical analysis. The Adviser continually monitors the Fund's portfolio and may sell or cover a short position of a security when it achieves a designated target price, there is a fundamental change in the company's prospects, or better investment opportunities become available.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND
IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The
principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the
Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the
"negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

Derivatives are often more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

The mid- and small-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perfom in the future. Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

BEST QUARTER       WORST QUARTER
12.95%             (11.75)%
(12/31/10)         (03/31/09)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 11.40% .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TRUST CLASS SHARES	Fund Returns Before Taxes Trust Class Shares	16.82%	0.02%	Sep 30, 2008
CLASS A SHARES	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)	10.36%	(2.60%)	Sep 30, 2008
CLASS C SHARES	Fund Returns Before Taxes Class C Shares	15.60%	(0.98%)	Sep 30, 2008
After Taxes on Distributions TRUST CLASS SHARES	Fund Returns After Taxes on Distributions Trust Class Shares	16.82%	0.02%	Sep 30, 2008
After Taxes on Distributions and Sales TRUST CLASS SHARES	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares	10.93%	0.02%
Lipper (R) Small-Cap Value Funds Classification	Lipper(R) Long/Short Equity Classification	7.46%	3.15%	Sep 30, 2008
S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	16.38%	6.40%	Sep 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QUANTITATIVE LONG/SHORT FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Quantitative Long/Short Fund (the "Fund" or "Long/Short Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table, before and after fee recapture, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks long-term capital appreciation by taking long and short positions in equity securities of publicly-traded companies in the United
States included in the S&P Composite 1500 Index. Using a quantitative model developed by the Adviser, the Fund buys stocks "long" that the Adviser believes are undervalued relative to their peers, and sells stocks "short" that the
Adviser believes are overvalued relative to their peers.

The Fund typically maintains a net long exposure of approximately 85-115% and expects that, on average, 0-35% of the Fund's assets will be sold "short."
With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the
Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy.

The Adviser employs a quantitative method of analysis in its investment decision making. The quantitative factors include a company's buybacks, financial strength, analyst earnings estimates, earnings quality and economic value added ("EVA").  The information provided by the quantitative screens is supplemented by fundamental and technical analysis. The Adviser continually monitors the Fund's portfolio and may sell or cover a short position of a security when it achieves a designated target price, there is a fundamental change in the company's prospects, or better investment opportunities become available.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND
IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The
principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the
Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the
"negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

Derivatives are often more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

The mid- and small-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perfom in the future. Updated performance information is available on the Fund's website at
www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Trust Class Shares of the Fund by showing changes in the Fund's Trust Class Shares' performance from year to year and by showing how the Fund's Trust Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perfom in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER       WORST QUARTER
12.95%             (11.75)%
(12/31/10)         (03/31/09)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 11.40% .

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	11.75%
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND (Prospectus Summary) | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | Lipper (R) Small-Cap Value Funds Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper(R) Long/Short Equity Classification
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | S&P Composite 1500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%	[2]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[3],[4]
Plus Management Fees Recaptured	ck0000890540_RecoupmentOverAssets	0.0002
Total Annual Fund Operating Expenses Plus Management Fees Recaptured	rr_NetExpensesOverAssets	1.76%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Annual Return 2009	rr_AnnualReturn2009	7.00%
Annual Return 2010	rr_AnnualReturn2010	16.82%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | TRUST CLASS SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | TRUST CLASS SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[5]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%	[2]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[3],[4]
Plus Management Fees Recaptured	ck0000890540_RecoupmentOverAssets	0.0002
Total Annual Fund Operating Expenses Plus Management Fees Recaptured	rr_NetExpensesOverAssets	2.01%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,117
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,541
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,720
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class A Shares (reflects a Maximum Sales Charge of 5.25%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.60%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%	[2]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%	[3],[4]
Plus Management Fees Recaptured	ck0000890540_RecoupmentOverAssets	0.0002
Total Annual Fund Operating Expenses Plus Management Fees Recaptured	rr_NetExpensesOverAssets	2.76%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	850
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,070
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes Class C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008

[1]	The Management Fee paid to Horizon Advisers (the "Adviser") for providing services to the Fund consists of a basic annual fee rate of 1.20% of the Fund's average daily net assets and a performance incentive adjustment, resulting in a minimum fee of 0.80% if the Fund underperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12 month basis, and a maximum fee of 1.60% if the Fund outperforms the S&P Composite 1500 Index by 200 basis points or more on a rolling 12-month basis. The performance adjustment is computed monthly based on the Fund's average daily net assets during the previous 12 months. Because the information in this table is based on the Fund's average daily net assets during the previous fiscal year, the Management Fee may be lower or higher than the range listed. Fund performance is based on the Fund's Trust Class Shares' performance.
[2]	Dividend Expense on Securities Sold Short ("dividend expense") reflects the value of dividends paid to the lenders of securities that the Fund sells short. Dividends paid on a security sold short generally reduce the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Dividend expense is not a fee charged to shareholders by the Adviser or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Dividend expense will vary depending on whether the securities the Fund sells short pay dividends and the amount of those dividends. Interest Expense on Securities Sold Short reflects fees charged on borrowed securities. The fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these charges on a net basis as interest expense.
[3]	The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), Before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 31, 2012 (the "Expense Limits"). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as net operating expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because net operating expenses reflect performance incentive adjustments, if any. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and, Before giving effect to any performance incentive adjustment, 1.70% for Trust Class Shares, 1.95% for Class A Shares and 2.70% for Class C Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.
[4]	The Total Annual Fund Operating Expenses in this fee table, before and after fee recapture, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[5]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

HANCOCK HORIZON BURKENROAD FUND (First Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND
BURKENROAD FUND
INVESTMENT OBJECTIVE
The Burkenroad Fund (the "Fund" or "Burkenroad Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees (USD $)		HANCOCK HORIZON BURKENROAD FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		HANCOCK HORIZON BURKENROAD FUND CLASS A SHARES
Management Fees		0.95%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.33%
Total Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.54%
Less Fee Reductions and/or Expense Reimbursements		(0.13%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.41%
[1]	The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[2]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.40% of the Fund's Class A Shares average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated by: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HANCOCK HORIZON BURKENROAD FUND CLASS A SHARES	661	974	1,309	2,253

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than  $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and
Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making.  The
BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South.  The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are
NOT affiliated with Tulane University or the A.B. Freeman School of Business.
Hancock Bank licenses the name "Burkenroad" from Tulane University.  Neither
Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The
Adviser will diversify the Fund's securities across industry sectors. The
Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the
Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas
subjects the Fund to economic conditions and government policies within those states.  As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class
A Shares' performance from year to year and by showing how the Fund's Class A
Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

BEST QUARTER     WORST QUARTER
20.95%           (23.73)%
(06/30/03)       (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 10.78%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON BURKENROAD FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A SHARES	Fund Returns Before Taxes (reflects a Maximum Sales Charge of 5.25%)	14.72%	6.44%	10.37%	Dec 31, 2001
CLASS A SHARES After Taxes on Distributions	Fund Returns After Taxes on Distributions	14.53%	6.30%	10.26%	Dec 31, 2001
CLASS A SHARES After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	9.82%	5.54%	9.20%	Dec 31, 2001
Russell 2000 (R) Index	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.77%	Dec 31, 2001
Lipper (R) Small-Cap Value Funds Classification	Lipper(R) Small-Cap Value Funds Classification	26.02%	3.93%	7.66%	Dec 31, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON BURKENROAD FUND (First Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BURKENROAD FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Burkenroad Fund (the "Fund" or "Burkenroad Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 55 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than  $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and
Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making.  The
BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South.  The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are
NOT affiliated with Tulane University or the A.B. Freeman School of Business.
Hancock Bank licenses the name "Burkenroad" from Tulane University.  Neither
Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The
Adviser will diversify the Fund's securities across industry sectors. The
Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the
Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas
subjects the Fund to economic conditions and government policies within those states.  As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class
A Shares' performance from year to year and by showing how the Fund's Class A
Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class A Shares' performance from year to year and by showing how the Fund's Class A Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER     WORST QUARTER
20.95%           (23.73)%
(06/30/03)       (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 10.78%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
HANCOCK HORIZON BURKENROAD FUND (First Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.73%)
HANCOCK HORIZON BURKENROAD FUND | Russell 2000 (R) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
HANCOCK HORIZON BURKENROAD FUND | Lipper (R) Small-Cap Value Funds Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper(R) Small-Cap Value Funds Classification
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
HANCOCK HORIZON BURKENROAD FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.41%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,309
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,253
Annual Return 2002	rr_AnnualReturn2002	(0.73%)
Annual Return 2003	rr_AnnualReturn2003	34.89%
Annual Return 2004	rr_AnnualReturn2004	24.76%
Annual Return 2005	rr_AnnualReturn2005	6.51%
Annual Return 2006	rr_AnnualReturn2006	16.82%
Annual Return 2007	rr_AnnualReturn2007	2.97%
Annual Return 2008	rr_AnnualReturn2008	(24.97%)
Annual Return 2009	rr_AnnualReturn2009	31.97%
Annual Return 2010	rr_AnnualReturn2010	21.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes (reflects a Maximum Sales Charge of 5.25%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
HANCOCK HORIZON BURKENROAD FUND | CLASS A SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
HANCOCK HORIZON BURKENROAD FUND | CLASS A SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001

[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase
[2]	The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[3]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.40% of the Fund's Class A Shares average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated by: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND
LOUISIANA TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The Louisiana Tax-Free Income Fund (the "Fund") seeks current income exempt from both federal income tax and Louisiana personal income tax.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND (USD $)	TRUST CLASS SHARES	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND		TRUST CLASS SHARES	CLASS A SHARES
Management Fees		0.60%	0.60%
Shareholder Servicing Fees		none	0.25%
Other Operating Expenses		0.98%	0.98%
Total Other Expenses	[1]	0.98%	1.23%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.60%	1.85%
Less Fee Reductions and/or Expense Reimbursements		(0.83%)	(0.83%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	0.77%	1.02%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75% and 1.00% of the Fund's average daily net assets of the Trust Class and Class A Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares and 1.00% for Class A Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
TRUST CLASS SHARES	79	424
CLASS A SHARES	500	881

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from federal and Louisiana income tax. This investment policy may not be changed without shareholder approval. While the Fund intends to invest primarily in municipal bonds of Louisiana issuers, securities of issuers located outside of Louisiana that are exempt from both federal and
Louisiana income tax are included for purposes of the 80% test. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S.
territories.

The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds
(bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including, without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds ("ETFs"), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or "junk" bonds).
Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, will satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, Horizon Advisers (the "Adviser") employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Louisiana issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors
(such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Fund's concentration of investments in securities of issuers located in
Louisiana subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Louisiana obligations than a mutual fund that does not have as great a concentration in Louisiana. As with Louisiana municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund's investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal
Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk" bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted)
companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial conditions of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION
The Fund commenced operations on February 1, 2011, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LOUISIANA TAX-FREE INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Louisiana Tax-Free Income Fund (the "Fund") seeks current income exempt from both federal income tax and Louisiana personal income tax.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from federal and Louisiana income tax. This investment policy may not be changed without shareholder approval. While the Fund intends to invest primarily in municipal bonds of Louisiana issuers, securities of issuers located outside of Louisiana that are exempt from both federal and
Louisiana income tax are included for purposes of the 80% test. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S.
territories.

The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds
(bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including, without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds ("ETFs"), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or "junk" bonds).
Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, will satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, Horizon Advisers (the "Adviser") employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Louisiana issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors
(such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Fund's concentration of investments in securities of issuers located in
Louisiana subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Louisiana obligations than a mutual fund that does not have as great a concentration in Louisiana. As with Louisiana municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund's investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal
Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk" bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted)
companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial conditions of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on February 1, 2011, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses	rr_OtherExpensesOverAssets	0.98%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.77%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	424
HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Total Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.02%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	500
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	$ 881

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75% and 1.00% of the Fund's average daily net assets of the Trust Class and Class A Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares and 1.00% for Class A Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.
[4]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND
MISSISSIPPI TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The Mississippi Tax-Free Income Fund (the "Fund") seeks current income exempt from both federal income tax and Mississippi personal income tax.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND (USD $)	TRUST CLASS SHARES	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none
[1]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND		TRUST CLASS SHARES	CLASS A SHARES
Management Fees		0.60%	0.60%
Shareholder Servicing Fees		none	0.25%
Other Operating Expenses		0.99%	0.99%
Total Other Expenses	[1]	0.99%	1.24%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.61%	1.86%
Less Fee Reductions and/or Expense Reimbursements		(0.84%)	(0.84%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	0.77%	1.02%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expense after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75% and 1.00% of the Fund's average daily net assets of the Trust Class and Class A Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares and 1.00% for Class A Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
TRUST CLASS SHARES	79	426
CLASS A SHARES	500	883

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from federal and Mississippi income tax. This investment policy may not be changed without shareholder approval. While the
Fund intends to invest primarily in municipal bonds of Mississippi issuers, securities of issuers located outside of Mississippi that are exempt from both federal and Mississippi income tax are included for purposes of the 80% test.
The Fund may also invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds
(bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including,without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds ("ETFs"), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or "junk" bonds). Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest.
The Fund is non-diversified,meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, will satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, Horizon Advisers (the "Adviser") employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Mississippi issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors
(such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Fund's concentration of investments in securities of issuers located in
Mississippi subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Mississippi obligations than a mutual fund that does not have as great a concentration in Mississippi. As with Mississippi municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund's investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal
Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk" bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted)
companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial conditions of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION
The Fund commenced operations on February 1, 2011, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MISSISSIPPI TAX-FREE INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Mississippi Tax-Free Income Fund (the "Fund") seeks current income exempt from both federal income tax and Mississippi personal income tax.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A
Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 55 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from federal and Mississippi income tax. This investment policy may not be changed without shareholder approval. While the
Fund intends to invest primarily in municipal bonds of Mississippi issuers, securities of issuers located outside of Mississippi that are exempt from both federal and Mississippi income tax are included for purposes of the 80% test.
The Fund may also invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds
(bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including,without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds ("ETFs"), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or "junk" bonds). Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest.
The Fund is non-diversified,meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, will satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, Horizon Advisers (the "Adviser") employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Mississippi issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors
(such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Fund's concentration of investments in securities of issuers located in
Mississippi subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Mississippi obligations than a mutual fund that does not have as great a concentration in Mississippi. As with Mississippi municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund's investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal
Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.
Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk" bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted)
companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial conditions of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on February 1, 2011, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND (Prospectus Summary) | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.99%
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.77%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	426
HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.99%
Total Other Expenses	rr_OtherExpensesOverAssets	1.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.02%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	500
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	$ 883

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expense after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses) from exceeding 0.75% and 1.00% of the Fund's average daily net assets of the Trust Class and Class A Shares, respectively, until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.75% for Trust Class Shares and 1.00% for Class A Shares to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.
[4]	Class A Shares purchased in amounts of $1,000,000 or more without a front-end sales charge may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

HANCOCK HORIZON BURKENROAD FUND (Second Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND
BURKENROAD FUND
INVESTMENT OBJECTIVE
The Burkenroad Fund (the "Fund" or "Burkenroad Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Class D Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		HANCOCK HORIZON BURKENROAD FUND CLASS D SHARES
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.79%
Less Fee Reductions and/or Expense Reimbursements		(0.13%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.66%
[1]	The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[2]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.65% of the Fund's Class D Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.65% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated by: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year
of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HANCOCK HORIZON BURKENROAD FUND CLASS D SHARES	169	551	958	2,095

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than  $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and
Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making.  The
BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South.  The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are
NOT affiliated with Tulane University or the A.B. Freeman School of Business.
Hancock Bank licenses the name "Burkenroad" from Tulane University.  Neither
Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The
Adviser will diversify the Fund's securities across industry sectors. The
Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the
Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas
subjects the Fund to economic conditions and government policies within those states.  As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class
D Shares' performance from year to year and by showing how the Fund's Class D
Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Best Quarter  Worst Quarter
20.91%        (23.73)%
(06/30/03)    (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 10.72% .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON BURKENROAD FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS D SHARES	Fund Returns Before Taxes	20.76%	7.36%	10.81%	Dec 31, 2001
CLASS D SHARES After Taxes on Distributions	Fund Returns After Taxes on Distributions	20.60%	7.23%	10.70%	Dec 31, 2001
CLASS D SHARES After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.71%	6.35%	9.60%	Dec 31, 2001
Russell 2000 (R) Index	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.77%	Dec 31, 2001
Lipper (R) Small-Cap Value Funds Classification	Lipper(R) Small-Cap Value Funds Classification	26.02%	3.93%	7.66%	Dec 31, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON BURKENROAD FUND (Second Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BURKENROAD FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Burkenroad Fund (the "Fund" or "Burkenroad Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Class D Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year
of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than  $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and
Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making.  The
BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South.  The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are
NOT affiliated with Tulane University or the A.B. Freeman School of Business.
Hancock Bank licenses the name "Burkenroad" from Tulane University.  Neither
Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The
Adviser will diversify the Fund's securities across industry sectors. The
Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the
Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas
subjects the Fund to economic conditions and government policies within those states.  As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class
D Shares' performance from year to year and by showing how the Fund's Class D
Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class D Shares' performance from year to year and by showing how the Fund's Class D Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Worst Quarter
20.91%        (23.73)%
(06/30/03)    (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 10.72% .

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
HANCOCK HORIZON BURKENROAD FUND (Second Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND | CLASS D SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.73%)
HANCOCK HORIZON BURKENROAD FUND | Russell 2000 (R) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
HANCOCK HORIZON BURKENROAD FUND | Lipper (R) Small-Cap Value Funds Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper(R) Small-Cap Value Funds Classification
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
HANCOCK HORIZON BURKENROAD FUND | CLASS D SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[1]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.66%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Annual Return 2002	rr_AnnualReturn2002	(0.79%)
Annual Return 2003	rr_AnnualReturn2003	34.64%
Annual Return 2004	rr_AnnualReturn2004	24.37%
Annual Return 2005	rr_AnnualReturn2005	6.30%
Annual Return 2006	rr_AnnualReturn2006	16.65%
Annual Return 2007	rr_AnnualReturn2007	2.73%
Annual Return 2008	rr_AnnualReturn2008	(25.13%)
Annual Return 2009	rr_AnnualReturn2009	31.63%
Annual Return 2010	rr_AnnualReturn2010	20.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
HANCOCK HORIZON BURKENROAD FUND | CLASS D SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
HANCOCK HORIZON BURKENROAD FUND | CLASS D SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001

[1]	The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[2]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.65% of the Fund's Class D Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.65% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated by: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Class A Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Management Fees		0.40%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.22%
Total Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.12%
Less Fee Reductions and/or Expense Reimbursements		(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.08%
[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.08% of the Fund's Class A Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.08% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses (including one year
of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND CLASS A SHARES	110	352	613	1,360

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S.
government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S.
government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.  This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase.  The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of  $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the
Fund's yield will decline due to falling interest rates.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the
U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods.  Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Best Quarter Worst Quarter
1.10%         0.00%
(03/31/01)    (03/31/10)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 0.00% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND CLASS A SHARES	Government Money Market Fund Class A Shares	0.01%	1.67%	1.41%	1.64%	May 31, 2000

Call 1-800-990-2434 for the Fund's current 7-day yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Class A Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses (including one year
of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S.
government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S.
government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.  This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase.  The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of  $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the
Fund's yield will decline due to falling interest rates.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the
U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods.  Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter Worst Quarter
1.10%         0.00%
(03/31/01)    (03/31/10)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 0.00% .

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Call 1-800-990-2434 for the Fund's current 7-day yield.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	1-800-990-2434
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.08%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	613
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,360
Annual Return 2001	rr_AnnualReturn2001	2.85%
Annual Return 2002	rr_AnnualReturn2002	0.61%
Annual Return 2003	rr_AnnualReturn2003	0.08%
Annual Return 2004	rr_AnnualReturn2004	0.29%
Annual Return 2005	rr_AnnualReturn2005	2.01%
Annual Return 2006	rr_AnnualReturn2006	3.81%
Annual Return 2007	rr_AnnualReturn2007	3.75%
Annual Return 2008	rr_AnnualReturn2008	0.83%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Government Money Market Fund Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000

[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.08% of the Fund's Class A Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.08% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on May 31, 2012.

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Sweep Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SWEEP CLASS SHARES
Management Fees		0.40%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.20%
Total Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.85%
Less Fee Reductions and/or Expense Reimbursements		(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	0.83%
[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.83% of the Fund's Institutional Sweep Class Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.83% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SWEEP CLASS SHARES	85	269	469	1,047

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S.
government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S.
government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.  This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase.  The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of  $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the
Fund's yield will decline due to falling interest rates.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the
U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Best Quarter Worst Quarter
1.16%         0.00%
(03/31/01)    (03/31/10)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SWEEP CLASS SHARES	Government Money Market Fund Institutional Sweep Class Shares	0.01%	1.81%	1.60%	1.82%	May 31, 2000

Call 1-800-990-2434 for the Fund's current 7-day yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Sweep Class Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S.
government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S.
government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.  This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase.  The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of  $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the
Fund's yield will decline due to falling interest rates.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the
U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter Worst Quarter
1.16%         0.00%
(03/31/01)    (03/31/10)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Call 1-800-990-2434 for the Fund's current 7-day yield.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	1-800-990-2434
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL SWEEP CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL SWEEP CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.83%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	469
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,047
Annual Return 2001	rr_AnnualReturn2001	3.10%
Annual Return 2002	rr_AnnualReturn2002	0.86%
Annual Return 2003	rr_AnnualReturn2003	0.25%
Annual Return 2004	rr_AnnualReturn2004	0.47%
Annual Return 2005	rr_AnnualReturn2005	2.26%
Annual Return 2006	rr_AnnualReturn2006	4.07%
Annual Return 2007	rr_AnnualReturn2007	4.01%
Annual Return 2008	rr_AnnualReturn2008	1.03%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Government Money Market Fund Institutional Sweep Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000

[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.83% of the Fund's Institutional Sweep Class Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.83% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on May 31, 2012.

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Third Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Trust Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND TRUST CLASS SHARES
Management Fees		0.40%
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.62%
Less Fee Reductions and/or Expense Reimbursements		(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	0.58%
[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.58% of the Fund's Trust Class Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.58% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND TRUST CLASS SHARES	59	194	342	770

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S.
government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S.
government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.  This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase.  The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of  $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the
Fund's yield will decline due to falling interest rates.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods.  Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Best Quarter Worst Quarter
1.22%         0.00%
(03/31/01)    (03/31/10)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND TRUST CLASS SHARES	Government Money Market Fund Trust Class Shares	0.01%	1.96%	1.80%	2.03%	May 31, 2000

Call 1-800-990-2434 for the Fund's current 7-day yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Third Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Government Money Market Fund (the "Fund" or the "Money Market Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Trust Class Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S.
government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S.
government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.  This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase.  The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of  $1.00, you may lose money by investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the
Fund's yield will decline due to falling interest rates.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods.  Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1, 5 and 10 years and since inception.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter Worst Quarter
1.22%         0.00%
(03/31/01)    (03/31/10)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Call 1-800-990-2434 for the Fund's current 7-day yield.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	1-800-990-2434
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Third Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's performance from 1/1/11 to 3/31/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	342
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	770
Annual Return 2001	rr_AnnualReturn2001	3.36%
Annual Return 2002	rr_AnnualReturn2002	1.11%
Annual Return 2003	rr_AnnualReturn2003	0.50%
Annual Return 2004	rr_AnnualReturn2004	0.72%
Annual Return 2005	rr_AnnualReturn2005	2.52%
Annual Return 2006	rr_AnnualReturn2006	4.33%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	1.26%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Government Money Market Fund Trust Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000

[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.58% of the Fund's Trust Class Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.58% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) day's prior written notice to the Trust, effective as of the close of business on May 31, 2012.